UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

David H. Van Slooten
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
 (Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2008 - (Unaudited)

Shares		Value
	COMMON STOCKS - 95.2%
	Consumer Discretionary - 16.2%
43,000	Amazon.Com, Inc. (a)	$3,341,100
87,000	Bed Bath & Beyond, Inc. (a)	2,804,880
100,000	CarMax, Inc. (a)	2,230,000
14,000	Carnival Corp.	622,860
57,400	Chico's FAS, Inc. (a)	619,346
3,609	Citadel Broadcasting Corp.	5,269
100,000	Collective Brands, Inc. (a)	1,762,000
15,000	Comcast Corp. - Class A (a)	272,400
45,100	DIRECTV Group, Inc. (The) (a)	1,018,358
160,000	Dress Barn, Inc. (a)	1,950,400
30,000	Eastman Kodak Co.	597,900
50,200	Kohl's Corp. (a)	2,291,128
60,000	Mattel, Inc.	1,260,600
7,000	Men's Wearhouse, Inc.	178,430
3,600	Nordstrom, Inc.	140,040
74,000	Sony Corp. - ADR	3,514,260
4,050	Target Corp.	225,099
95,950	TJX Cos, Inc.	3,028,182
13,000	Viacom, Inc. (a)	503,880
53,500	Walt Disney Co. (The)	1,601,255
46,000	Whirlpool Corp.	3,915,060
		31,882,447
	Consumer Staples - 0.1%
30,700	Cott Corp. (a)	175,297

	Energy - 7.3%
27,400	Arch Coal, Inc.	1,205,600
5,000	ConocoPhillips	401,600
36,000	EnCana Corp.	2,383,560
48,000	EOG Resources, Inc.	4,200,000
8,000	Murphy Oil Corp.	588,320
26,844	National Oilwell Varco, Inc. (a)	1,616,814
4,000	Patriot Coal Corp. (a)	159,000
40,000	Peabody Energy Corp.	2,160,800
47	Plains Exploration & Production Co. (a)	2,286
23,600	Schlumberger Ltd.	1,780,856
		14,498,836
	Financials - 6.6%
38,300	American International Group, Inc.	2,112,628
34,151	Bank of New York Mellon Corp. (The)	1,592,461
620	Berkshire Hathaway, Inc. - Class B (a)	2,821,000
10,000	Chubb Corp.	517,900
7,400	Citigroup, Inc.	208,828
72,700	Discover Financial Services	1,272,250
20,000	Fannie Mae	677,200
5,500	Fifth Third Bancorp	149,050
99,950	Marsh & McLennan Cos, Inc.	2,758,620
15,000	Progressive Corp. (The)	278,400
33,400	Washington Mutual, Inc.	665,328
		13,053,665

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2008 - (Unaudited)

	Health Care - 26.1%
82,000	Affymetrix, Inc. (a)	$1,644,920
138,700	Amgen, Inc. (a)	6,462,033
64,000	Biogen Idec, Inc. (a)	3,900,800
315,656	Boston Scientific Corp. (a)	3,828,907
186,800	Eli Lilly & Co.	9,623,936
76,500	GlaxoSmithKline PLC - ADR	3,624,570
127,700	Medtronic, Inc.	5,946,989
127,050	Novartis AG - ADR	6,430,001
27,300	Roche Holding AG - CHF	4,946,183
25,000	Sanofi-Aventis - ADR	1,022,250
67,100	Sepracor, Inc. (a)	1,894,904
19,900	Waters Corp. (a)	1,143,255
25,000	Wyeth	995,000
		51,463,748
	Industrials - 13.9%
10,000	3M Co.	796,500
35,000	Alaska Air Group, Inc. (a)	885,500
22,000	Alexander & Baldwin, Inc.	1,004,080
196,300	AMR Corp. (a)	2,736,422
38,000	Avery Dennison Corp.	1,969,160
9,400	Boeing Co.	781,892
2,200	Burlington Northern Santa Fe Corp.	190,344
20,000	Canadian National Railway Co.	1,008,200
15,200	Caterpillar, Inc.	1,081,328
24,000	Chicago Bridge & Iron Co. N.V. - ADR	1,067,760
4,000	Deere & Co.	351,040
6,000	FedEx Corp.	560,880
46,000	General Electric Co.	1,628,860
29,600	JetBlue Airways Corp. (a)	204,536
74,200	McDermott International, Inc. (a)	3,500,756
5,200	Norfolk Southern Corp.	282,828
24,700	Pall Corp.	911,183
326,900	Southwest Airlines Co.	3,834,537
2,300	Thomas & Betts Corp. (a)	104,075
7,800	Union Pacific Corp.	975,234
48,900	United Parcel Service, Inc.	3,577,524
		27,452,639
	Information Technology - 17.4%
26,650	Accenture Ltd. - Class A	922,623
7,000	Agilent Technologies, Inc. (a)	237,370
97,900	Applied Materials, Inc.	1,754,368
58,399	ASML Holding N.V. - ADR	1,552,830
7,600	Cisco Systems, Inc. (a)	186,200
55,000	Corning, Inc.	1,323,850
161,400	EMC Corp. (a)	2,561,418
80,000	Intel Corp.	1,696,000
115,000	Intuit, Inc. (a)	3,529,350
70,000	KLA-Tencor Corp.	2,924,600
61,000	L.M. Ericsson Telephone Co. - ADR	1,385,920
65,000	Microsoft Corp.	2,119,000
90,000	Motorola, Inc.	1,037,700
33,200	Nortel Networks Corp. (a)	414,004
27,000	NVIDIA Corp. (a)	663,930
86,500	Oracle Corp. (a)	1,777,575
7,200	Paychex, Inc.	235,584
20,400	Research In Motion Ltd. (a)	1,915,152

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2008 - (Unaudited)

	Information Technology - 17.4% (continued)
186,900	Symantec Corp. (a)	$3,351,117
105,000	Texas Instruments, Inc.	3,247,650
857	Verigy Ltd. (a)	17,894
19,300	Xilinx, Inc.	422,091
54,000	Yahoo!, Inc. (a)	1,035,720
		34,311,946
	Materials - 5.7%
18,500	Alcoa, Inc.	612,350
87,780	Domtar Corp. (a)	708,385
3,000	Dow Chemical Co. (The)	115,980
18,000	Freeport-McMoRan Copper & Gold, Inc.	1,602,540
30,000	International Paper Co.	967,500
14,300	Monsanto Co.	1,607,892
18,000	Newmont Mining Corp.	978,120
18,000	Potash Corp. of Saskatchewan	2,535,840
5,950	Praxair, Inc.	481,414
15,000	Vulcan Materials Co.	1,176,900
6,525	Weyerhaeuser Co.	441,873
		11,228,794
	Telecommunication Services - 1.9%
61,700	NeuStar, Inc. - Class A (a)	1,833,107
188,350	Sprint Corp.	1,983,326
		3,816,433
	TOTAL COMMON STOCKS
	(Cost $185,595,537)	$187,883,805
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 4.7%
$9,279,259	Dreyfus Treasury Cash Management	$9,279,259
	TOTAL SHORT TERM INVESTMENTS
	(Cost $9,279,259)	9,279,259
	TOTAL INVESTMENTS
	(Cost $194,874,796^) - 99.9%	197,163,064
	Other Assets in Excess of Liabilities - 0.1%	120,841
	TOTAL NET ASSETS - 100.0%	$197,283,905

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2008 - (Unaudited)

Value

^ The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows:
Cost of investments	$194,874,796
Gross unrealized appreciation	23,253,322
Gross unrealized depreciation	(20,965,054)
Net unrealized appreciation	$2,288,268

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2008 - (Unaudited)

Shares		Value
	COMMON STOCKS - 95.2%
	Consumer Discretionary - 11.5%
250,000	99 Cents Only Stores (a)	$2,080,000
34,000	Amazon.Com, Inc. (a)	2,641,800
178,200	Bed Bath & Beyond, Inc. (a)	5,745,168
350,000	CarMax, Inc. (a)	7,805,000
30,000	Carnival Corp.	1,334,700
133,300	Chico's FAS, Inc. (a)	1,438,307
268	Citadel Broadcasting Corp.	391
54,800	DIRECTV Group, Inc. (The) (a)	1,237,384
360,000	Dress Barn, Inc. (a)	4,388,400
199,000	Gentex Corp.	3,156,140
67,150	Kohl's Corp. (a)	3,064,726
130,000	Mattel, Inc.	2,731,300
20,000	Men's Wearhouse, Inc.	509,800
6,700	Nordstrom, Inc.	260,630
443,800	Quiksilver, Inc. (a)	4,229,414
170,000	Sony Corp. - ADR	8,073,300
128,250	TJX Cos, Inc.	4,047,570
30,000	Viacom, Inc. (a)	1,162,800
3,500	Walt Disney Co. (The)	104,755
900	Yum! Brands, Inc.	30,744
		54,042,329
	Energy - 6.7%
162,000	Arch Coal, Inc.	7,128,000
1,196	Chevron Corp.	101,062
40,000	EnCana Corp.	2,648,400
86,000	EOG Resources, Inc.	7,525,000
10,000	Murphy Oil Corp.	735,400
60,000	National Oilwell Varco, Inc. (a)	3,613,800
96,000	Oceaneering International, Inc. (a)	5,527,680
55,600	Schlumberger Ltd.	4,195,576
		31,474,918
	Financials - 4.9%
69,350	American International Group, Inc.	3,825,346
66,736	Bank of New York Mellon Corp. (The)	3,111,900
1,100	Berkshire Hathaway, Inc. - Class B (a)	5,005,000
20,000	Chubb Corp.	1,035,800
6,000	Fifth Third Bancorp	162,600
170,000	Hanmi Financial Corp.	1,462,000
200,000	Marsh & McLennan Cos, Inc.	5,520,000
100,000	Progressive Corp. (The)	1,856,000
4,600	State Street Corp.	377,752
34,300	Washington Mutual, Inc.	683,256
		23,039,654
	Health Care - 27.3%
235,500	Affymetrix, Inc. (a)	4,724,130
251,900	Amgen, Inc. (a)	11,736,021
91,000	Biogen Idec, Inc. (a)	5,546,450
435,300	Boston Scientific Corp. (a)	5,280,189
685,200	Conceptus, Inc. (a)	11,155,056
447,100	Eli Lilly & Co.	23,034,592

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2008 - (Unaudited)

	Health Care - 27.3% (continued)
112,000	GlaxoSmithKline PLC - ADR	$5,306,560
100,000	Kinetic Concepts, Inc. (a)	4,978,000
301,700	Medtronic, Inc.	14,050,169
150,000	Micrus Endovascular Corp. (a)	2,881,500
243,150	Novartis AG - ADR	12,305,822
430,000	Possis Medical, Inc. (a)	6,011,400
63,300	Roche Holding AG - CHF	11,468,622
130,700	Sepracor, Inc. (a)	3,690,968
77,000	SurModics, Inc. (a)	3,361,820
44,000	Waters Corp. (a)	2,527,800
		128,059,099
	Industrials - 8.4%
20,000	3M Co.	1,593,000
485,300	AMR Corp. (a)	6,765,082
43,300	Avery Dennison Corp.	2,243,806
13,700	Caterpillar, Inc.	974,618
18,500	FedEx Corp.	1,729,380
10,000	Fluor Corp.	1,216,700
146,250	JetBlue Airways Corp. (a)	1,010,587
10,400	Kirby Corp. (a)	478,192
140,000	McDermott International, Inc. (a)	6,605,200
68,400	Pall Corp.	2,523,276
616,700	Southwest Airlines Co.	7,233,891
95,200	United Parcel Service, Inc.	6,964,832
		39,338,564
	Information Technology - 34.3%
59,950	Accenture Ltd. - Class A	2,075,469
20,000	Adobe Systems, Inc. (a)	698,600
120,000	Akamai Technologies, Inc. (a)	3,624,000
280,000	Altera Corp.	4,729,200
105,300	Applied Materials, Inc.	1,886,976
219,333	ASML Holding N.V. - ADR	5,832,065
341,900	Avid Technology, Inc. (a)	8,862,048
138,900	Avocent Corp. (a)	2,305,740
986,500	Brocade Communications Sys, Inc. (a)	6,796,985
30,000	Cisco Systems, Inc. (a)	735,000
3,300	Comverse Technology, Inc. (a)	53,955
151,900	Corning, Inc.	3,656,233
194,700	Cree, Inc. (a)	5,753,385
87,000	Cymer, Inc. (a)	2,349,870
436,700	EMC Corp. (a)	6,930,429
300,000	Flextronics International Ltd. (a)	3,510,000
413,900	FormFactor, Inc. (a)	10,024,658
9,500	Google, Inc. - Class A (a)	5,360,850
110,000	Intel Corp.	2,332,000
160,000	Intersil Corp. - Class A	3,684,800
276,000	Intuit, Inc. (a)	8,470,440
85,000	KLA-Tencor Corp.	3,551,300
160,000	L.M. Ericsson Telephone Co. - ADR	3,635,200
49,000	McAfee, Inc. (a)	1,649,340
127,200	Micron Technology, Inc. (a)	894,216
118,600	Microsoft Corp.	3,866,360

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2008 - (Unaudited)

	Information Technology - 34.3% (continued)
90,000	Motorola, Inc.	$1,037,700
157,900	NAVTEQ Corp. (a)	11,668,810
49,670	Nortel Networks Corp. (a)	619,385
150,000	Nuance Communications, Inc. (a)	2,383,500
90,000	NVIDIA Corp. (a)	2,213,100
189,600	Oracle Corp. (a)	3,896,280
50,600	QUALCOMM, Inc.	2,146,452
319,800	Rambus, Inc. (a)	6,223,308
38,250	Research In Motion Ltd. (a)	3,590,910
8,400	Silicon Laboratories, Inc. (a)	262,416
180,000	Stratasys, Inc. (a)	3,978,000
291,700	Symantec Corp. (a)	5,230,181
207,200	Texas Instruments, Inc.	6,408,696
24,000	Trimble Navigation Ltd. (a)	634,800
673	Verigy Ltd. (a)	14,052
170,000	Xilinx, Inc.	3,717,900
199,100	Yahoo!, Inc. (a)	3,818,738
		161,113,347
	Materials - 0.6%
14,000	Monsanto Co.	1,574,160
14,000	Praxair, Inc.	1,132,740
		2,706,900
	Telecommunication Services - 1.5%
121,800	NeuStar, Inc. - Class A (a)	3,618,678
323,750	Sprint Corp.	3,409,087
		7,027,765

	TOTAL COMMON STOCKS	$446,802,576
	(Cost $454,274,785)
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 4.8%
$22,379,864	Dreyfus Treasury Cash Management	$22,379,864
	TOTAL SHORT TERM INVESTMENTS
	(Cost $22,379,863)	22,379,864
	TOTAL INVESTMENTS
	(Cost $476,654,648) - 100.0%	469,182,440
	Liabilities in Excess of Other Assets - 0.0%	(61,342)
	TOTAL NET ASSETS - 100.0%	$469,121,098

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2008 - (Unaudited)

Shares	Value

^ The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows:
Cost of investments	$476,654,648
Gross unrealized appreciation	48,409,132
Gross unrealized depreciation	(55,881,340)
Net unrealized appreciation	$(7,472,209)

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2008 - (Unaudited)

Shares		Value
	COMMON STOCKS - 95.6%
	Consumer Discretionary - 7.8%
174,300	AC Moore Arts & Crafts, Inc. (a)	$2,088,114
63,000	Amazon.Com, Inc. (a)	4,895,100
193,400	CarMax, Inc. (a)	4,312,820
115,500	Chico's FAS, Inc. (a)	1,246,245
74,400	DIRECTV Group, Inc. (The) (a)	1,679,952
140,000	Gentex Corp.	2,220,400
619,000	Quiksilver, Inc. (a)	5,899,070
		22,341,701
	Consumer Staples - 1.8%
756,300	American Italian Pasta Co. - Class A (a)	5,142,840
10,000	Red Point Bio Corp. (a)	6,600
		5,149,440
	Energy - 5.5%
90,000	Arch Coal, Inc.	3,960,000
44,000	EOG Resources, Inc.	3,850,000
40,000	National Oilwell Varco, Inc. (a)	2,409,200
68,000	Oceaneering International, Inc. (a)	3,915,440
30,000	Pride International, Inc. (a)	951,300
6,000	Transocean, Inc. (a)	735,600
		15,821,540
	Financials - 2.3%
110,000	Advance America Cash Advance Centers, Inc.	984,500
131,000	Hanmi Financial Corp.	1,126,600
486,520	MarketAxess Holdings, Inc. (a)	4,597,614
		6,708,714
	Health Care - 27.1%
338,200	Abiomed, Inc. (a)	5,106,820
190,000	Affymetrix, Inc. (a)	3,811,400
40,000	Biogen Idec, Inc. (a)	2,438,000
20,000	BioMarin Pharmaceuticals, Inc. (a)	741,200
590,700	Boston Scientific Corp. (a)	7,165,191
610,000	Cardica, Inc. (a)	5,276,500
670,650	Conceptus, Inc. (a)	10,918,182
192,000	Dendreon Corp. (a)	1,188,480
850,000	Dyax Corp. (a)	2,864,500
21,600	Greatbatch, Inc. (a)	487,728
80,000	Kinetic Concepts, Inc. (a)	3,982,400
430,000	Medarex, Inc. (a)	4,295,700
290,000	Micrus Endovascular Corp. (a)	5,570,900
1,063,900	Pharmacyclics, Inc. (a)	914,954
277,000	Possis Medical, Inc. (a)	3,872,460
56,800	Roche Holding AG - CHF	10,290,960
177,350	Sepracor, Inc. (a)	5,008,364
86,000	SurModics, Inc. (a)	3,754,760
		77,688,499
	Industrials - 5.4%
103,000	Alaska Air Group, Inc. (a)	2,605,900
270,500	AMR Corp. (a)	3,770,770
116,325	JetBlue Airways Corp. (a)	803,806
50,000	Monster Worldwide, Inc. (a)	1,392,500

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2008 - (Unaudited)

	Industrials - 5.4% (continued)
37,900	Pall Corp.	$1,398,131
286,300	Southwest Airlines Co.	3,358,299
90,000	US Airways Group, Inc. (a)	1,242,900
60,000	Vitran Corp, Inc. (a)	858,000
		15,430,306
	Information Technology - 44.3%
131,000	Akamai Technologies, Inc. (a)	3,956,200
340,000	Altera Corp.	5,742,600
224,288	ASML Holding N.V. - ADR	5,963,818
296,400	Avid Technology, Inc. (a)	7,682,688
232,200	Avocent Corp. (a)	3,854,520
1,383,400	Brocade Communications Sys, Inc. (a)	9,531,626
161,000	Cree, Inc. (a)	4,757,550
154,000	Cymer, Inc. (a)	4,159,540
90,000	eBay, Inc. (a)	2,420,100
77,500	Emulex Corp. (a)	1,209,000
64,000	Faro Technologies, Inc. (a)	1,528,320
401,800	FormFactor, Inc. (a)	9,731,596
6,200	Google, Inc. (a)	3,498,660
150,000	Guidance Software, Inc. (a)	1,726,500
93,800	Intermec, Inc. (a)	1,868,496
60,000	Internap Network Svcs Corp. (a)	529,200
200,000	Intuit, Inc. (a)	6,138,000
135,300	KLA-Tencor Corp.	5,652,834
70,000	McAfee, Inc. (a)	2,356,200
156,500	Micron Technology, Inc. (a)	1,100,195
153,700	NAVTEQ Corp. (a)	11,358,430
63,000	Nortel Networks Corp. (a)	785,610
140,000	Nuance Communications, Inc. (a)	2,224,600
71,650	NVIDIA Corp. (a)	1,761,873
296,800	Rambus, Inc. (a)	5,775,728
49,200	Research In Motion Ltd. (a)	4,618,896
6,000	Silicon Laboratories, Inc. (a)	187,440
235,000	SonicWALL, Inc. (a)	2,063,300
245,000	Stratasys, Inc. (a)	5,414,500
400,000	Sycamore Networks, Inc. (a)	1,352,000
180,900	Symantec Corp. (a)	3,243,537
32,000	Trimble Navigation Ltd. (a)	846,400
214,200	Yahoo!, Inc. (a)	4,108,356
		127,148,313
	Telecommunication Services - 1.4%
130,500	NeuStar, Inc. - Class A (a)	3,877,155

	TOTAL COMMON STOCKS	$274,165,668
	(Cost $293,591,955)

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2008 - (Unaudited)

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 4.0%
$11,555,265	Dreyfus Treasury Cash Management	$11,555,265
	TOTAL SHORT TERM INVESTMENTS
	(Cost $11,555,266)
	TOTAL INVESTMENTS	11,555,265
	(Cost $305,147,221) - 99.6%	285,720,933
	Other Assets in Excess of Liabilities - 0.4%	1,179,074
	TOTAL NET ASSETS - 100.0%	$286,900,007

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2008 - (Unaudited)

Shares	Value

^ The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows:
Cost of investments	$305,147,221
Gross unrealized appreciation	33,608,229
Gross unrealized depreciation	(53,034,516)
Net unrealized appreciation	$(19,426,288)

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PRIMECAP Odyssey Funds

By (Signature and Title) /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive

Date 3/24/2008

By (Signature and Title) /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date 3/24/2008

By (Signature and Title) /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive

Date 3/24/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive

Date 3/24/2008

By (Signature and Title)* /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date 3/24/2008

By (Signature and Title)* /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive

Date 3/24/2008

By (Signature and Title)* /s/ David H. Van Slooten
David H. Van Slooten, Chief Financial Officer

Date 3/24/2008

* Print the name and title of each signing officer under his or her signature.